CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue (Note 13)	$ 57,296	$ 51,403
Cost of revenue (Note 14)	11,395	9,926
Gross profit	45,901	41,477
Operating expenses
General and administrative	8,725	8,155
Sales and marketing	20,355	16,433
Research and development	13,403	10,412
Share-based compensation (Note 11)	789	1,932
Foreign exchange loss (gain)	123	(500)
Depreciation and amortization (Note 5, 6 and 7)	798	818
Operating expenses	44,193	37,250
Operating income	1,708	4,227
Finance income, net (Note 9)	(648)	(545)
Other income, net	(1)	(1)
Income before income taxes	2,357	4,773
Income tax expense (recovery)	883	(396)
Net income	1,474	5,169
Item that may be reclassified subsequently to income:
Exchange loss on translation of foreign operations	8	897
Comprehensive income	$ 1,466	$ 4,272
Earnings per share - basic (Note 12) (in dollars per share)	$ 0.05	$ 0.17
Earnings per share - diluted (Note 12) (in dollars per share)	$ 0.05	$ 0.17
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	30,263,194	30,319,606
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	30,927,215	31,044,036